Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	441
T. Rowe Price U.S. Limited Duration TIPS Index Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	67
Expense Example, with Redemption, 10 Years	153
T. Rowe Price U.S. Limited Duration TIPS Index Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0